Significant Accounting Policies - Going concern (Details) - USD ($) $ in Thousands	4 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Current assets		$ 437,534	$ 315,796
Current liabilities		459,349	437,538
Working capital position		(21,815)
Unearned revenue		$ 59,612	$ 48,183
Incremental liquidity released	$ 61,224